AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2021

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100	☒

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 17, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 99 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 17, 2021, as the new effective date for Post-Effective Amendment No. 94 to the Trust’s Registration Statement, which was filed on December 1, 2020 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to the Invesco International Developed Dynamic Multifactor ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No.  94 to the Trust’s Registration Statement, which was filed on December  1, 2020, and Part C of Post-Effective Amendment No.  96 to the Trust’s Registration Statement, which was filed on December 18, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 12th day of February, 2021.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Anna Paglia
Anna Paglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Anna Paglia Anna Paglia	President	February 12, 2021

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	February 12, 2021

/s/ Adam Henkel Adam Henkel	Secretary	February 12, 2021

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	February 12, 2021

*/s/ Todd J. Barre Todd J. Barre	Trustee	February 12, 2021

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	February 12, 2021

*/s/ Edmund P. Giambastiani, Jr. Edmund P. Giambastiani, Jr.	Trustee	February 12, 2021

*/s/ Victoria J. Herget Victoria J. Herget	Trustee	February 12, 2021

*/s/ Marc M. Kole Marc M. Kole	Trustee	February 12, 2021

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	February 12, 2021

*/s/ Joanne Pace Joanne Pace	Trustee	February 12, 2021

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	February 12, 2021

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	February 12, 2021

*By: /s/ Adam Henkel Adam Henkel		February 12, 2021
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 89 to the Trust’s Registration Statement and incorporated by reference herein.